Financial Instruments - Disclosure of Maturity Analysis of Undiscounted Cash Flows for Financial Liabilities and Off Balance Sheet Commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Other financial liabilities at fair value through profit or loss	£ 899	£ 803
Deposits by customers	190,850	195,568
Deposits by banks	20,332	28,525
Repurchase agreements - non trading	8,411	7,982
Debt securities in issue	33,910	31,531
Subordinated liabilities	2,386	2,332
Lease liabilities	111	125
Undiscounted Cash Flow
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	906	1,077
Other financial liabilities at fair value through profit or loss	1,073	979
Deposits by customers	191,374	195,800
Deposits by banks	21,860	29,796
Repurchase agreements - non trading	8,426	7,987
Debt securities in issue	40,533	33,892
Subordinated liabilities	3,456	3,275
Lease liabilities	122	138
Total financial liabilities	267,750	272,944
Off-balance sheet commitments given	31,428	31,836
Undiscounted Cash Flow | On demand
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	1	0
Other financial liabilities at fair value through profit or loss	0	0
Deposits by customers	179,732	180,218
Deposits by banks	1,454	2,048
Repurchase agreements - non trading	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Lease liabilities	0	0
Total financial liabilities	181,187	182,266
Off-balance sheet commitments given	3,795	19,089
Undiscounted Cash Flow | Not later than 3 months
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	192	206
Other financial liabilities at fair value through profit or loss	8	0
Deposits by customers	3,217	3,875
Deposits by banks	1,749	1,309
Repurchase agreements - non trading	8,418	7,984
Debt securities in issue	6,380	5,814
Subordinated liabilities	27	35
Lease liabilities	0	0
Total financial liabilities	19,991	19,223
Off-balance sheet commitments given	15,205	787
Undiscounted Cash Flow | Later than 3 months and not later than 1 year
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	52	120
Other financial liabilities at fair value through profit or loss	7	98
Deposits by customers	3,447	7,077
Deposits by banks	573	298
Repurchase agreements - non trading	8	3
Debt securities in issue	4,908	1,485
Subordinated liabilities	83	691
Lease liabilities	29	32
Total financial liabilities	9,107	9,804
Off-balance sheet commitments given	1,408	898
Undiscounted Cash Flow | Later than 1 year and not later than 5 years
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	478	496
Other financial liabilities at fair value through profit or loss	538	443
Deposits by customers	4,690	4,295
Deposits by banks	18,084	26,141
Repurchase agreements - non trading	0	0
Debt securities in issue	17,029	16,672
Subordinated liabilities	876	1,149
Lease liabilities	70	80
Total financial liabilities	41,765	49,276
Off-balance sheet commitments given	7,399	7,508
Undiscounted Cash Flow | Later than five years
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	183	255
Other financial liabilities at fair value through profit or loss	520	438
Deposits by customers	288	335
Deposits by banks	0	0
Repurchase agreements - non trading	0	0
Debt securities in issue	12,216	9,921
Subordinated liabilities	2,470	1,400
Lease liabilities	23	26
Total financial liabilities	15,700	12,375
Off-balance sheet commitments given	£ 3,621	£ 3,554